Other operating results - Other operating expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating results
Other operating loss	[1]	$ (18,416)	$ (7,533)	$ (2,747)
Other operating expenses		$ (18,416)	$ (7,533)	$ (2,747)

[1]	As of December 31, 2021, mainly includes Argentine legal proceedings as detailed in Note 26.a.